Corgi IP Licensing & Royalties ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Amusement Parks and Arcades - 4.4%
Walt Disney Co.	540	$ 51,975

Audio and Video Equipment Manufacturing - 1.6%
Dolby Laboratories, Inc. - Class A	369	19,402

Business Support Services - 5.7%
Royalty Pharma PLC - Class A	801	44,912
Warner Music Group Corp. - Class A	819	22,170
		67,082

Communications Equipment Manufacturing - 8.4%
InterDigital, Inc.	81	22,933
QUALCOMM, Inc.	415	76,688
		99,621

Computer and Peripheral Equipment Manufacturing - 5.5%
International Business Machines Corp.	234	65,803

Computer Systems Design and Related Services - 4.6%
Take-Two Interactive Software, Inc. (a)	64	15,999
VeriSign, Inc.	153	38,488
		54,487

Grocery and Related Product Merchant Wholesalers - 2.2%
Domino's Pizza, Inc.	90	26,644

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 3.2%
Acacia Research Corp. (a)	2,808	13,085
CEVA, Inc. (a)	540	25,467
		38,552

Management of Companies and Enterprises - 7.0%
ARM Holdings PLC - ADR (a)	234	82,969

Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers - 9.0%
Liberty Media Corp.-Liberty Formula One - Class C (a)	450	42,813
Netflix, Inc. (a)	892	63,689
		106,502

Motion Picture and Video Industries - 3.2%
TKO Group Holdings, Inc.	189	38,048

Other Miscellaneous Manufacturing - 4.6%
Hasbro, Inc.	369	30,475
Mattel, Inc. (a)	1,719	23,860
		54,335

Pharmaceutical and Medicine Manufacturing - 4.3%
Ligand Pharmaceuticals, Inc. (a)	108	34,138

XOMA Royalty Corp. (a)	396		16,830
			50,968

Restaurants and Other Eating Places - 13.7%
McDonald's Corp.	324		87,581
Wingstop, Inc.	126		21,850
Yum! Brands, Inc.	333		53,233
			162,664

Semiconductor and Other Electronic Component Manufacturing - 5.8%
Adeia, Inc.	1,294		42,611
Rambus, Inc. (a)	198		26,283
			68,894

Software Publishers - 12.1%
Cadence Design Systems, Inc. (a)	162		60,802
Silvaco Group, Inc. (a)	1,230		16,962
Synopsys, Inc. (a)	108		48,175
Xperi, Inc. (a)	2,160		17,777
			143,716

Wired and Wireless Telecommunications (except Satellite) - 2.7%
Nokia Oyj - ADR	2,415		32,071
TOTAL COMMON STOCKS (Cost $1,118,377)			1,163,733

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.5%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (b)	30,162		30,162
TOTAL MONEY MARKET FUNDS (Cost $30,162)			30,162

TOTAL INVESTMENTS - 100.5% (Cost $1,148,539)			1,193,895
Liabilities in Excess of Other Assets - (0.5)%		(0.00524)	(6,226)
TOTAL NET ASSETS - 100.0%			$ 1,187,669

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Corgi IP Licensing & Royalties ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,163,733	$ –	$ –	$ 1,163,733
Money Market Funds	30,162	–	–	30,162
Total Investments	$ 1,193,895	$ –	$ –	$ 1,193,895

Refer to the Schedule of Investments for further disaggregation of investment categories.